DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 178,015	$ 152,116	$ 113,794
ISRAEL
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 49,500	$ 43,800	$ 33,900
TAT-Engineering [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership held	51.00%